Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Sema4 Holdings Corp.
Entity Central Index Key	0001818331
Amendment Flag	true
Amendment Description	On August 4, 2021, the registrant filed a Registration Statement on Form S-1 (File No. 333-258467), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 12, 2021 (as amended, the “Registration Statement”). The Registration Statement initially registered the offer and sale from time to time of (A) up to 236,223,522 shares of our Class A common stock, par value $0.0001 per share (“Class A common stock” or “common stock”), (B) up to 7,236,667 warrants (the “private placement warrants”) and (C) (i) up to 14,758,333 shares of our Class A common stock that are issuable by us upon the exercise of 14,758,333 warrants (the “public warrants”) originally issued in our initial public offering (the “IPO”); and (ii) up to 7,236,667 shares of our Class A common stock that are issuable by us upon the exercise of the private placement warrants following the public resale of the private placement warrants by the Selling Securityholders pursuant to this prospectus.On March 14, 2022, the registrant filed Post-Effective Amendment No. 1 on Form S-1 to the Registration Statement to update the Registration Statement solely to (i) file a consent of Ernst & Young LLP with respect to its report dated March 14, 2022 relating to the financial statements of Sema4 Holdings Corp. contained in the registrant’s Annual Report on Form 10-K for the year ended December 31, 2021 and (ii) to incorporate by reference certain additional exhibits that were not previously filed with the Registration Statement.This Post-Effective Amendment No. 2 on Form S-1 (this “Post-Effective Amendment No. 2”) is being filed by the registrant to (i) include information contained in our preliminary proxy statement filed with the SEC on March 15, 2022 regarding the proposed acquisition of GeneDx, Inc., (ii) include updated information regarding the Selling Securityholders, including a reduction in the number of shares of Class A common stock being offered by the Selling Securityholders by 229,657,798 shares, and (iii) update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Document Type	POS AM
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false